Leases - Components of Lease Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Lease Income, Lease Payments	$ 7,107	$ 9,154
Operating Lease, Variable Lease Income	21,542	6,939
Straight-line rental income	$ 25	$ 135